Document and Entity Information	Aug. 14, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) is being filed to amend RBB Bancorp’s (together with its consolidated subsidiaries, the “Company”) Current Report on Form 8-K as of August 17, 2020 (“Original Filing”), filed with the U.S. Securities and Exchange Commission (“SEC”) on August 17, 2020 (“Original Filing Date”). The purpose of this Amendment No. 1 is to correct page 5 of the second quarter investment presentation. The revised investor presentation is included as Exhibit 99.1. Except as described above, this Amendment does not amend, update or change any other items or disclosures in the Original Filing. This Amendment speaks only as of page 5 of the investor presentation, and the Company has not undertaken herein to amend, supplement or update any information contained in the Original Filing to give effect to any subsequent events. Accordingly, this Amendment No. 1 should be read in conjunction with the Company’s filings made with the SEC subsequent to the filing of the Original Filing, including any amendment to those filings.
Document Period End Date	Aug. 14, 2020
Trading Symbol	RBB
Entity Registrant Name	RBB BANCORP
Entity Central Index Key	0001499422
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38149
Entity Tax Identification Number	27-2776416
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1055 Wilshire Blvd.
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	627-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, No Par Value
Security Exchange Name	NASDAQ